Provisions - Movement (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Movements in provisions
Opening balance	£ 15,977	£ 7,795
Movement in provisions	(2,608)	8,182
Closing balance	13,369	15,977
Current provisions	13,369	15,977
Tax
Movements in provisions
Opening balance	10,156	7,335
Movement in provisions	(2,594)	2,821
Closing balance	7,562	10,156
Current provisions	7,562
Other provision
Movements in provisions
Opening balance	5,821	460
Movement in provisions	(14)	5,361
Closing balance	5,807	£ 5,821
Current provisions	£ 5,807